Retirement benefits - Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 987.3	$ 11.6	₨ 1,018.0
Plan amendment (prior service cost)	0.0	0.0	0.0
Service cost	28.4	0.3	16.0
Interest cost	71.6	0.8	76.4	₨ 57.3
Actuarial (gains)/losses	274.7	3.2	(24.6)
Benefits paid	(111.7)	(1.3)	(98.5)
Projected benefit obligation, end of the period	1,250.3	14.6	987.3	1,018.0
Change in plan assets:
Fair value of plan assets, beginning of the period	161.5	1.9	3.0
Expected return on plan assets	10.5	0.1	6.5	0.4
Actuarial gains/(losses)	1.3	0.0	8.8
Actual return on plan assets	11.8	0.1	15.3
Employer contributions	99.9	1.2	241.7
Benefits paid	(111.7)	(1.3)	(98.5)
Fair value of plan assets, end of the period	161.5	$ 1.9	161.5	₨ 3.0
Funded Status	₨ (1,088.8)		₨ (825.8)		$ (12.7)